Direxion Monthly NASDAQ-100 Bull 1_25X Fund Expense Example - Direxion Monthly NASDAQ-100 Bull 1_25X Fund - Investor Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 136
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	1,255
Expense Example, with Redemption, 10 Years	$ 2,813